SCHEDULE OF MOVEMENT OF THE ALLOWANCE FOR THE CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance at beginning of the year	$ 2,033,896	$ 1,872,550	$ 747,597
Account receivable			1,211,221
Total provision for the year	2,763,188	7,196	1,211,221
Total Reversal - recoveries by cash		(308,198)
Charged to consolidated statements of operations and comprehensive loss	2,763,188	(301,002)	1,211,221
Foreign exchange adjustment	(94,770)	(67,798)	(86,268)
Balance at end of Year	4,702,314	2,033,896	1,872,550
Accounts Receivable [Member]
Account receivable	1,149,245		52,425
Retention receivable, current		(295,017)
Retention Receivable Current [Member]
Total provision for the year	257,858		553,808
Retention receivable, current		(13,181)
Retention Receivable Non Current [Member]
Total provision for the year	1,356,085	7,196	604,988
Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning balance at beginning of the year		530,146
Balance at end of Year			530,146
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning balance at beginning of the year	$ 2,033,896	2,402,696	747,597
Balance at end of Year		$ 2,033,896	$ 2,402,696